Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 92.4%
		Basic Materials: 6.4%
550,000	(1)	ASP Unifrax Holdings, Inc., 5.250%, 09/30/2028	$439,890	0.1
1,325,000	(1),(2)	ASP Unifrax Holdings, Inc., 7.500%, 09/30/2029	922,165	0.2
1,325,000	(1),(2)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	1,171,578	0.2
1,000,000	(1),(2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	883,854	0.2
1,650,000	(1),(2)	Coeur Mining, Inc., 5.125%, 02/15/2029	1,145,576	0.2
1,300,000	(1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	1,177,846	0.2
1,600,000	(1)	Consolidated Energy Finance S.A., 5.625%, 10/15/2028	1,289,341	0.2
1,500,000	(1)	Constellium SE, 5.625%, 06/15/2028	1,344,183	0.2
1,000,000	(1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	895,780	0.2
2,725,000	(1),(2)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	2,284,286	0.4
1,725,000	(1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	1,365,001	0.2
2,275,000	(1)	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/2026	1,914,390	0.4
2,150,000	(1),(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	1,723,343	0.3
1,850,000	(1),(2)	LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	1,561,197	0.3
1,490,000	(1)	Mineral Resources Ltd., 8.000%, 11/01/2027	1,456,475	0.3
1,900,000	(1)	Novelis Corp., 3.875%, 08/15/2031	1,466,515	0.3
475,000	(1)	Novelis Corp., 4.750%, 01/30/2030	395,718	0.1
1,675,000	(1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	1,419,144	0.3
2,050,000	(2)	Olin Corp., 5.000%, 02/01/2030	1,774,080	0.3
975,000		Olin Corp., 5.125%, 09/15/2027	897,985	0.2
1,800,000	(1)	Olympus Water US Holding Corp., 6.250%, 10/01/2029	1,253,250	0.2
2,150,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	1,916,349	0.4
1,925,000	(1)	Taseko Mines Ltd., 7.000%, 02/15/2026	1,641,304	0.3
1,690,000	(1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	1,211,079	0.2
2,050,000	(1),(2)	Tronox, Inc., 4.625%, 03/15/2029	1,652,802	0.3
1,725,000	(1)	Vibrantz Technologies, Inc., 9.000%, 02/15/2030	1,218,444	0.2
			34,421,575	6.4

		Communications: 15.2%
1,750,000	(1)	Acuris Finance US, Inc. / Acuris Finance SARL, 5.000%, 05/01/2028	1,455,702	0.3
2,200,000	(1),(2)	Altice France Holding SA, 6.000%, 02/15/2028	1,565,641	0.3
2,350,000	(1)	Altice France SA/France, 5.500%, 10/15/2029	1,802,415	0.3
1,000,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	922,150	0.2
2,075,000	(2)	AMC Networks, Inc., 4.250%, 02/15/2029	1,687,525	0.3
2,050,000	(1),(2)	Audacy Capital Corp., 6.500%, 05/01/2027	1,222,580	0.2
2,225,000	(1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	1,672,143	0.3
2,015,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	1,563,590	0.3
2,700,000		CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	2,195,329	0.4
1,475,000	(1),(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,366,079	0.3
2,375,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	2,249,101	0.4
1,300,000	(1)	Clear Channel Outdoor Holdings, Inc., 7.500%, 06/01/2029	938,639	0.2
1,125,000	(1)	Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/2028	821,413	0.2
750,000	(1),(2)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	650,201	0.1
475,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	351,817	0.1
950,000	(1),(2)	CommScope, Inc., 4.750%, 09/01/2029	769,025	0.1
1,725,000	(1)	CommScope, Inc., 7.125%, 07/01/2028	1,313,587	0.2
2,775,000	(1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	2,503,064	0.5
2,225,000	(1)	CSC Holdings LLC, 4.625%, 12/01/2030	1,494,699	0.3
800,000		CSC Holdings LLC, 5.250%, 06/01/2024	749,192	0.1
3,800,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	2,774,874	0.5
575,000	(1),(2)	CSC Holdings LLC, 7.500%, 04/01/2028	481,643	0.1
3,300,000	(1)	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 08/15/2027	2,825,806	0.5
2,125,000		DISH DBS Corp., 5.125%, 06/01/2029	1,297,950	0.2
700,000	(1)	DISH DBS Corp., 5.250%, 12/01/2026	550,000	0.1
1,050,000	(1)	DISH DBS Corp., 5.750%, 12/01/2028	779,399	0.2
1,075,000		DISH DBS Corp., 7.375%, 07/01/2028	734,037	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,500,000		Embarq Corp., 7.995%, 06/01/2036	$1,129,777	0.2
825,000	(1)	GCI LLC, 4.750%, 10/15/2028	716,004	0.1
2,125,000	(1),(2)	Gray Escrow II, Inc., 5.375%, 11/15/2031	1,707,236	0.3
605,000	(2)	Hughes Satellite Systems Corp., 6.625%, 08/01/2026	538,051	0.1
725,000	(1),(2)	iHeartCommunications, Inc., 5.250%, 08/15/2027	621,543	0.1
2,225,000	(2)	iHeartCommunications, Inc., 8.375%, 05/01/2027	1,772,924	0.3
1,600,000	(1)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	1,281,672	0.2
1,175,000	(1)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	983,363	0.2
1,775,000	(1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	1,660,486	0.3
525,000		Lumen Technologies, Inc., 5.625%, 04/01/2025	498,750	0.1
1,850,000	(1)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	1,501,599	0.3
1,900,000	(1)	Millennium Escrow Corp., 6.625%, 08/01/2026	1,536,459	0.3
965,000		Netflix, Inc., 5.875%, 11/15/2028	945,903	0.2
1,300,000	(4)	Paramount Global, 6.250%, 02/28/2057	1,139,944	0.2
2,375,000	(1),(2)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	1,842,240	0.3
550,000	(1),(2)	Scripps Escrow II, Inc., 5.375%, 01/15/2031	439,326	0.1
1,650,000	(1),(2)	Scripps Escrow, Inc., 5.875%, 07/15/2027	1,446,613	0.3
800,000	(1)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	635,600	0.1
1,050,000	(1)	Sinclair Television Group, Inc., 5.500%, 03/01/2030	774,474	0.1
1,325,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,232,058	0.2
1,925,000	(1)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	1,530,876	0.3
3,200,000		Sprint Corp., 7.125%, 06/15/2024	3,293,920	0.6
940,000		Sprint Corp., 7.625%, 03/01/2026	992,468	0.2
1,800,000	(1)	Stagwell Global LLC, 5.625%, 08/15/2029	1,451,385	0.3
1,000,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	757,135	0.1
1,150,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	891,336	0.2
725,000	(1),(2)	Univision Communications, Inc., 4.500%, 05/01/2029	609,115	0.1
2,950,000	(1)	Univision Communications, Inc., 6.625%, 06/01/2027	2,814,300	0.5
1,500,000	(1)	Urban One, Inc., 7.375%, 02/01/2028	1,286,385	0.2
1,725,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	1,397,542	0.3
400,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	346,611	0.1
725,000	(1)	ViaSat, Inc., 6.500%, 07/15/2028	500,304	0.1
1,575,000	(1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	1,321,954	0.3
2,650,000	(1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	2,196,595	0.4
1,700,000	(1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	1,377,000	0.3
2,725,000	(1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	1,975,094	0.4
			81,883,643	15.2

		Consumer, Cyclical: 22.4%
1,435,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	1,156,230	0.2
2,200,000	(1),(2)	Academy Ltd., 6.000%, 11/15/2027	2,013,979	0.4
2,025,000	(1)	Adams Homes, Inc., 7.500%, 02/15/2025	1,886,358	0.4
2,125,000	(1),(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,868,119	0.3
2,475,000	(1)	Affinity Gaming, 6.875%, 12/15/2027	2,082,143	0.4
525,000	(1)	Allison Transmission, Inc., 3.750%, 01/30/2031	421,690	0.1
1,875,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,747,322	0.3
1,144,549		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	1,016,207	0.2
2,825,000	(1)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	2,421,505	0.5
1,775,000	(1)	Arko Corp., 5.125%, 11/15/2029	1,347,025	0.3
1,075,000		Asbury Automotive Group, Inc., 4.500%, 03/01/2028	934,051	0.2
425,000	(1),(2)	Asbury Automotive Group, Inc., 4.625%, 11/15/2029	351,764	0.1
1,025,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	844,031	0.2
2,100,000		Bath & Body Works, Inc., 6.750%, 07/01/2036	1,683,769	0.3
308,000	(1)	Bath & Body Works, Inc., 9.375%, 07/01/2025	312,945	0.1
425,000	(1),(3)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 04/01/2027	261,930	0.0
2,100,000	(1),(2)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	1,638,430	0.3
1,525,000	(1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	1,474,850	0.3
725,000	(1)	Carnival Corp., 6.000%, 05/01/2029	511,872	0.1
2,250,000	(1)	Carnival Corp., 7.625%, 03/01/2026	1,747,969	0.3
800,000	(1)	Carnival Corp., 9.875%, 08/01/2027	781,528	0.1
1,700,000	(1)	CCM Merger, Inc., 6.375%, 05/01/2026	1,550,065	0.3
1,450,000	(1),(2)	Century Communities, Inc., 3.875%, 08/15/2029	1,136,669	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,550,000	(1)	Cinemark USA, Inc., 8.750%, 05/01/2025	$1,567,826	0.3
1,350,000	(1)	CROCS INC COMPANY GUAR 144A 08/31 4.125, 4.125%, 08/15/2031	957,536	0.2
455,000	(2)	Delta Air Lines, Inc., 7.375%, 01/15/2026	455,498	0.1
2,575,000	(1)	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.750%, 01/15/2030	1,983,728	0.4
1,500,000	(1)	Foot Locker, Inc., 4.000%, 10/01/2029	1,137,570	0.2
2,165,000		Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	1,847,611	0.3
300,000		Ford Motor Credit Co. LLC, 3.625%, 06/17/2031	233,472	0.0
1,570,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	1,386,914	0.3
1,760,000		Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	1,613,587	0.3
1,430,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	1,285,004	0.2
1,850,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	1,844,228	0.3
1,775,000	(1),(2)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	1,302,939	0.2
1,725,000	(1)	Gap, Inc./The, 3.875%, 10/01/2031	1,206,689	0.2
1,025,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	1,015,924	0.2
1,500,000	(2)	Goodyear Tire & Rubber Co/The, 5.250%, 07/15/2031	1,208,002	0.2
1,775,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,579,436	0.3
2,125,000	(1)	Interface, Inc., 5.500%, 12/01/2028	1,803,044	0.3
2,678,000	(1)	International Game Technology PLC, 5.250%, 01/15/2029	2,430,513	0.5
1,650,000	(1)	LBM Acquisition LLC, 6.250%, 01/15/2029	1,064,810	0.2
2,000,000	(1)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	1,527,970	0.3
1,685,000	(1)	LGI Homes, Inc, 4.000%, 07/15/2029	1,260,262	0.2
1,775,000	(1),(2)	Lindblad Expeditions LLC, 6.750%, 02/15/2027	1,524,645	0.3
1,950,000	(1)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	1,526,684	0.3
550,000		M/I Homes, Inc., 3.950%, 02/15/2030	415,515	0.1
1,450,000		M/I Homes, Inc., 4.950%, 02/01/2028	1,234,551	0.2
705,000		Macy's Retail Holdings LLC, 4.500%, 12/15/2034	503,363	0.1
350,000	(1)	Macy's Retail Holdings LLC, 5.875%, 03/15/2030	294,280	0.1
1,225,000	(1)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	1,025,533	0.2
1,000,000		Mattel, Inc., 5.450%, 11/01/2041	879,697	0.2
2,125,000	(1)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	1,285,699	0.2
2,150,000	(1)	Meritor, Inc., 4.500%, 12/15/2028	2,073,096	0.4
275,000		MGM Resorts International, 5.500%, 04/15/2027	247,170	0.0
1,675,000	(1)	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 05/01/2029	1,367,864	0.3
1,425,000		Murphy Oil USA, Inc., 4.750%, 09/15/2029	1,285,215	0.2
350,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	343,570	0.1
1,370,000	(1),(2)	NCL Corp. Ltd., 7.750%, 02/15/2029	1,048,598	0.2
1,150,000	(1)	NCL Finance Ltd., 6.125%, 03/15/2028	838,218	0.2
1,350,000	(1),(2)	Penn National Gaming, Inc., 4.125%, 07/01/2029	1,026,243	0.2
1,075,000	(1),(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	944,624	0.2
2,675,000	(1)	PetSmart, Inc. / PetSmart Finance Corp., 7.750%, 02/15/2029	2,414,870	0.4
1,300,000	(1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	1,269,489	0.2
2,075,000	(1)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	1,576,613	0.3
3,625,000	(1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	2,643,749	0.5
425,000	(1)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	421,326	0.1
925,000	(1)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	952,718	0.2
1,875,000	(1),(2)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	1,596,694	0.3
1,525,000	(1),(2)	Scientific Games International, Inc., 7.000%, 05/15/2028	1,433,294	0.3
625,000	(1)	Scientific Games International, Inc., 8.625%, 07/01/2025	641,612	0.1
1,750,000	(1)	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	1,374,222	0.3
2,025,000	(1)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	1,704,247	0.3
2,075,000	(1),(2)	Sonic Automotive, Inc., 4.625%, 11/15/2029	1,610,522	0.3
2,375,000	(1)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	1,934,555	0.4
650,000	(1)	SRS Distribution, Inc., 6.000%, 12/01/2029	511,283	0.1
1,625,000	(1)	SRS Distribution, Inc., 6.125%, 07/01/2029	1,284,409	0.2
2,975,000	(1),(2)	Staples, Inc., 10.750%, 04/15/2027	1,971,577	0.4
2,250,000	(1),(2)	Station Casinos LLC, 4.500%, 02/15/2028	1,903,613	0.4
1,825,000	(1)	STL Holding Co. LLC, 7.500%, 02/15/2026	1,596,875	0.3
1,725,000	(1)	Taylor Morrison Communities, Inc., 5.125%, 08/01/2030	1,434,976	0.3
1,750,000	(1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	1,316,473	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,525,000	(2)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	$1,419,333	0.3
600,000	(1),(2)	United Airlines, Inc., 4.375%, 04/15/2026	530,832	0.1
1,575,000	(1)	United Airlines, Inc., 4.625%, 04/15/2029	1,341,420	0.2
230,000	(1)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	214,499	0.0
2,350,000	(1)	Victoria's Secret & Co., 4.625%, 07/15/2029	1,773,968	0.3
2,350,000	(1),(2)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,758,840	0.3
750,000	(1)	Viking Cruises Ltd., 13.000%, 05/15/2025	769,627	0.1
1,550,000	(1)	Wheel Pros, Inc., 6.500%, 05/15/2029	1,097,470	0.2
1,550,000	(1),(2)	White Cap Buyer LLC, 6.875%, 10/15/2028	1,242,139	0.2
700,000	(1),(2),(3)	White Cap Parent LLC, 8.250% (PIK Rate 9.000%, Cash Rate 8.250%), 03/15/2026	583,832	0.1
1,350,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	1,266,577	0.2
725,000	(1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	619,107	0.1
1,975,000	(1),(2)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	1,587,248	0.3
900,000	(1),(2)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	772,052	0.1
			120,337,640	22.4

		Consumer, Non-cyclical: 13.5%
1,800,000	(1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	1,684,493	0.3
1,850,000	(1),(2)	ACCO Brands Corp., 4.250%, 03/15/2029	1,518,942	0.3
2,000,000	(1),(2)	ADT Security Corp./The, 4.125%, 08/01/2029	1,628,760	0.3
1,450,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	1,177,834	0.2
675,000	(1),(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	580,902	0.1
1,625,000	(1),(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,521,634	0.3
900,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.000%, 06/01/2029	656,218	0.1
375,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	344,839	0.1
2,320,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	1,969,808	0.4
2,125,000	(1)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	1,823,346	0.3
1,500,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	1,377,697	0.3
950,000	(1)	APi Escrow Corp., 4.750%, 10/15/2029	768,445	0.1
650,000	(1)	APi Group DE, Inc., 4.125%, 07/15/2029	517,150	0.1
2,425,000	(1),(2)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	1,706,351	0.3
525,000	(1)	Bausch Health Cos, Inc., 4.875%, 06/01/2028	411,925	0.1
1,850,000	(1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	961,138	0.2
1,125,000	(1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	645,362	0.1
1,550,000	(1)	BellRing Brands, Inc., 7.000%, 03/15/2030	1,462,991	0.3
850,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	801,193	0.1
575,000		Centene Corp., 2.625%, 08/01/2031	458,654	0.1
2,130,000	(2)	Centene Corp., 4.625%, 12/15/2029	1,992,477	0.4
1,775,000	(1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	1,485,228	0.3
500,000	(1)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	423,187	0.1
1,450,000	(1),(2)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	1,334,129	0.2
725,000	(1)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	532,783	0.1
450,000	(1),(2)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	342,774	0.1
1,075,000	(1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	912,777	0.2
2,275,000	(1),(2)	CHS/Community Health Systems, Inc., 6.875%, 04/15/2029	1,473,995	0.3
2,150,000	(1)	CoreLogic, Inc., 4.500%, 05/01/2028	1,658,961	0.3
1,960,000	(1)	CPI Acquisition, Inc., 8.625%, 03/15/2026	1,854,660	0.3
150,000	(1)	Darling Ingredients, Inc., 6.000%, 06/15/2030	149,749	0.0
650,000	(1)	DaVita, Inc., 3.750%, 02/15/2031	467,720	0.1
1,225,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	959,202	0.2
377,000	(1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	78,232	0.0
1,400,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	1,389,437	0.3
1,125,000	(1)	Jazz Securities DAC, 4.375%, 01/15/2029	1,002,883	0.2
1,700,000	(1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	1,703,517	0.3
1,100,000	(1)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	943,926	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
550,000	(1)	LifePoint Health, Inc., 5.375%, 01/15/2029	$405,006	0.1
1,525,000	(1)	Medline Borrower L.P., 3.875%, 04/01/2029	1,304,058	0.2
1,425,000	(1),(2)	Mozart Debt Merger Sub, Inc., 5.250%, 10/01/2029	1,174,798	0.2
1,350,000	(1),(2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	1,121,452	0.2
1,900,000	(1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	1,596,817	0.3
1,450,000		New Albertsons L.P., 7.450%, 08/01/2029	1,436,392	0.3
975,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 4.750%, 07/15/2031	878,394	0.2
1,525,000	(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	1,403,000	0.3
1,850,000	(1)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	1,602,970	0.3
1,078,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	822,676	0.1
1,675,000	(1)	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/2029	1,329,783	0.2
975,000	(1)	Post Holdings, Inc., 4.625%, 04/15/2030	824,324	0.2
1,950,000	(1),(2)	Post Holdings, Inc., 5.625%, 01/15/2028	1,855,142	0.3
2,150,000	(1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	1,759,485	0.3
2,125,000	(1),(2)	Select Medical Corp., 6.250%, 08/15/2026	1,987,895	0.4
2,175,000	(1)	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	1,842,323	0.3
775,000	(1)	Spectrum Brands, Inc., 3.875%, 03/15/2031	625,735	0.1
850,000	(1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	766,422	0.1
850,000	(1)	Tenet Healthcare Corp., 4.250%, 06/01/2029	718,403	0.1
2,525,000	(1)	Tenet Healthcare Corp., 6.125%, 10/01/2028	2,168,647	0.4
1,840,000	(1)	Tenet Healthcare Corp., 6.125%, 06/15/2030	1,703,030	0.3
1,875,000	(1),(2)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	1,334,363	0.2
1,500,000	(1),(2)	United Natural Foods, Inc., 6.750%, 10/15/2028	1,403,912	0.3
455,000		United Rentals North America, Inc., 3.750%, 01/15/2032	374,529	0.1
1,035,000		United Rentals North America, Inc., 4.875%, 01/15/2028	980,854	0.2
315,000		United Rentals North America, Inc., 5.250%, 01/15/2030	292,720	0.1
			72,436,449	13.5

		Energy: 15.5%
2,660,000	(1)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	2,589,177	0.5
1,075,000	(1),(2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	964,759	0.2
1,350,000	(1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	1,257,768	0.2
1,675,000	(1),(2)	Antero Resources Corp., 5.375%, 03/01/2030	1,529,945	0.3
450,000	(1)	Antero Resources Corp., 7.625%, 02/01/2029	458,532	0.1
1,125,000		Apache Corp., 5.100%, 09/01/2040	953,190	0.2
965,000		Apache Corp., 5.250%, 02/01/2042	809,058	0.2
1,975,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	1,751,548	0.3
725,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	662,019	0.1
1,925,000	(1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	1,696,724	0.3
1,900,000	(1)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	1,658,104	0.3
1,600,000	(1)	Baytex Energy Corp., 8.750%, 04/01/2027	1,606,736	0.3
2,175,000	(1)	Chesapeake Energy Corp., 6.750%, 04/15/2029	2,109,750	0.4
725,000	(1)	CNX Midstream Partners L.P., 4.750%, 04/15/2030	609,921	0.1
2,000,000	(1)	Colgate Energy Partners III LLC, 5.875%, 07/01/2029	1,755,230	0.3
2,125,000	(1),(2)	Comstock Resources, Inc., 5.875%, 01/15/2030	1,833,312	0.3
2,475,000	(1)	Crescent Energy Finance LLC, 7.250%, 05/01/2026	2,256,841	0.4
2,450,000	(1),(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	2,142,145	0.4
1,100,000		DCP Midstream Operating L.P., 5.125%, 05/15/2029	992,106	0.2
650,000		DCP Midstream Operating L.P., 5.375%, 07/15/2025	633,236	0.1
200,000		DCP Midstream Operating L.P., 5.600%, 04/01/2044	162,000	0.0
1,550,000		DCP Midstream Operating L.P., 5.625%, 07/15/2027	1,481,389	0.3
1,340,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	1,251,319	0.2
1,295,000	(1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	1,167,863	0.2
750,000	(1)	DT Midstream, Inc., 4.125%, 06/15/2029	637,796	0.1
1,425,000	(1)	DT Midstream, Inc., 4.375%, 06/15/2031	1,197,741	0.2
1,800,000	(1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	1,705,779	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,875,000	(1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	$1,774,512	0.3
2,925,000	(2)	EnLink Midstream LLC, 5.375%, 06/01/2029	2,564,605	0.5
1,875,000	(1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	1,814,091	0.3
675,000		EQM Midstream Partners L.P., 5.500%, 07/15/2028	584,048	0.1
294,000	(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	282,406	0.1
1,200,000	(1)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	1,007,220	0.2
1,075,000	(1),(2)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	966,855	0.2
445,000	(1)	Hess Midstream Operations L.P., 5.500%, 10/15/2030	400,140	0.1
975,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	857,892	0.2
1,350,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	1,177,875	0.2
1,125,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	971,719	0.2
2,075,000	(1)	Howard Midstream Energy Partners LLC, 6.750%, 01/15/2027	1,790,857	0.3
2,295,000	(1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	2,190,302	0.4
2,775,000	(1),(2)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	2,486,816	0.5
1,350,000	(2)	Murphy Oil Corp., 5.875%, 12/01/2027	1,262,372	0.2
1,775,000		Murphy Oil Corp., 6.375%, 07/15/2028	1,658,631	0.3
1,750,000	(1)	Nabors Industries Ltd., 7.500%, 01/15/2028	1,507,249	0.3
800,000		Nabors Industries, Inc., 5.100%, 09/15/2023	803,113	0.2
675,000	(1)	Nabors Industries, Inc., 7.375%, 05/15/2027	642,097	0.1
1,800,000	(1)	Oasis Petroleum, Inc., 6.375%, 06/01/2026	1,667,682	0.3
1,000,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	823,730	0.2
2,425,000		Occidental Petroleum Corp., 5.500%, 12/01/2025	2,392,578	0.5
3,350,000	(2)	Occidental Petroleum Corp., 6.625%, 09/01/2030	3,456,597	0.6
1,525,000		Occidental Petroleum Corp., 8.500%, 07/15/2027	1,680,680	0.3
1,950,000	(1)	Strathcona Resources Ltd., 6.875%, 08/01/2026	1,777,220	0.3
1,850,000	(1)	SunCoke Energy, Inc., 4.875%, 06/30/2029	1,480,802	0.3
625,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	516,387	0.1
1,625,000	(1)	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	1,314,923	0.2
800,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	681,264	0.1
1,050,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	1,017,995	0.2
1,500,000	(1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	1,321,958	0.3
1,075,000	(1)	Transocean, Inc., 7.500%, 01/15/2026	770,098	0.1
2,350,000	(1),(2)	Weatherford International Ltd., 8.625%, 04/30/2030	1,954,580	0.4
2,375,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	1,978,541	0.4
			83,451,823	15.5

		Financial: 6.9%
1,225,000		Ally Financial, Inc., 5.750%, 11/20/2025	1,208,816	0.2
1,650,000	(1)	AmWINS Group, Inc., 4.875%, 06/30/2029	1,353,302	0.3
1,600,000	(1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	1,366,089	0.3
1,975,000	(1)	AssuredPartners, Inc., 5.625%, 01/15/2029	1,583,775	0.3
2,125,000	(1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	1,666,062	0.3
1,600,000	(1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	1,408,657	0.3
2,150,000	(1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	2,000,693	0.4
750,000	(1),(2)	Freedom Mortgage Corp., 6.625%, 01/15/2027	556,858	0.1
950,000	(1),(2)	Freedom Mortgage Corp., 7.625%, 05/01/2026	742,275	0.1
1,375,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	1,159,250	0.2
2,050,000	(1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	1,580,915	0.3
875,000	(1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	684,141	0.1
1,550,000	(1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	1,337,441	0.2
1,465,000	(2)	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	1,342,980	0.2
2,000,000	(1),(2)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	1,497,530	0.3
2,200,000	(2)	Navient Corp., 4.875%, 03/15/2028	1,722,732	0.3
1,175,000	(2)	Navient Corp., 5.000%, 03/15/2027	968,171	0.2
425,000		Navient Corp., 7.250%, 09/25/2023	421,226	0.1
1,025,000	(2)	OneMain Finance Corp., 4.000%, 09/15/2030	761,175	0.1
2,600,000	(2)	OneMain Finance Corp., 5.375%, 11/15/2029	2,111,811	0.4

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,800,000	(1)	PRA Group, Inc., 5.000%, 10/01/2029	$1,494,035	0.3
750,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 04/15/2030	556,991	0.1
1,985,000	(1),(2)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	1,508,600	0.3
1,700,000	(1),(2)	RLJ Lodging Trust L.P., 4.000%, 09/15/2029	1,399,452	0.3
2,450,000	(1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	1,968,183	0.4
875,000	(1)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030	606,489	0.1
1,425,000	(1)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/2029	1,048,002	0.2
1,625,000	(1),(2)	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 02/01/2030	1,304,290	0.2
1,775,000	(1)	XHR L.P., 4.875%, 06/01/2029	1,525,386	0.3
			36,885,327	6.9

		Industrial: 8.6%
2,200,000	(1),(3)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	1,635,436	0.3
1,925,000	(1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	1,632,822	0.3
1,500,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	1,273,087	0.2
2,325,000	(1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	2,123,818	0.4
2,475,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	2,108,280	0.4
2,125,000	(1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	1,760,073	0.3
2,000,000	(1),(2)	GFL Environmental, Inc., 4.000%, 08/01/2028	1,653,140	0.3
1,000,000	(1)	GFL Environmental, Inc., 4.375%, 08/15/2029	806,395	0.2
725,000	(1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	567,189	0.1
900,000	(1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	692,229	0.1
1,800,000	(1)	GrafTech Finance, Inc., 4.625%, 12/15/2028	1,460,181	0.3
1,825,000	(1),(2)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	1,467,072	0.3
1,600,000	(1),(2)	Granite US Holdings Corp., 11.000%, 10/01/2027	1,506,120	0.3
2,100,000	(1)	II-VI, Inc., 5.000%, 12/15/2029	1,837,259	0.3
2,075,000	(1)	Imola Merger Corp., 4.750%, 05/15/2029	1,742,979	0.3
1,025,000	(1),(3)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	912,559	0.2
1,925,000	(1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	1,598,327	0.3
1,450,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	1,348,804	0.3
2,250,000	(1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	1,926,698	0.4
2,325,000	(1),(2)	PGT Innovations, Inc., 4.375%, 10/01/2029	1,836,413	0.3
1,475,000	(1),(2)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	1,256,945	0.2
1,775,000	(1)	Rolls-Royce PLC, 5.750%, 10/15/2027	1,604,431	0.3
1,825,000	(1),(2)	Sensata Technologies, Inc., 3.750%, 02/15/2031	1,465,895	0.3
1,975,000	(1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	1,460,617	0.3
1,100,000	(1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	869,644	0.2
1,800,000	(1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	1,735,767	0.3
1,300,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	1,136,551	0.2
1,225,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	1,183,528	0.2
1,200,000	(2)	TransDigm, Inc., 4.625%, 01/15/2029	968,814	0.2
900,000		TransDigm, Inc., 5.500%, 11/15/2027	766,521	0.1
1,425,000		TransDigm, Inc., 6.375%, 06/15/2026	1,335,225	0.2
1,800,000	(1),(2)	Vertiv Group Corp., 4.125%, 11/15/2028	1,464,228	0.3
1,675,000	(1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	1,325,251	0.2
			46,462,298	8.6

		Technology: 2.9%
1,675,000	(1)	Castle US Holding Corp., 9.500%, 02/15/2028	1,432,600	0.3
2,125,000	(1)	Condor Merger Sub, Inc., 7.375%, 02/15/2030	1,733,426	0.3
1,625,000	(1)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	1,343,274	0.2
875,000	(1)	ENTEGRIS ESCROW CORP SR UNSECURED 144A 06/30 5.95, 6.950%, 06/15/2030	834,348	0.2
2,775,000	(1),(2)	NCR Corp., 5.125%, 04/15/2029	2,352,839	0.4
775,000	(1)	Open Text Corp., 3.875%, 12/01/2029	653,325	0.1
1,575,000	(1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	1,364,840	0.3
1,775,000	(1),(2)	Playtika Holding Corp., 4.250%, 03/15/2029	1,467,978	0.3
1,950,000	(1)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	1,277,016	0.2
2,100,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	1,580,040	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
2,250,000	(1)	Virtusa Corp., 7.125%, 12/15/2028	$1,811,981	0.3
			15,851,667	2.9

		Utilities: 1.0%
325,000	(1)	Clearway Energy Operating LLC, 3.750%, 01/15/2032	258,074	0.0
1,500,000	(1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	1,352,020	0.3
1,750,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	1,710,205	0.3
700,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	662,305	0.1
1,550,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,460,581	0.3
			5,443,185	1.0

	Total Corporate Bonds/Notes
	(Cost $587,044,173)		497,173,607	92.4

BANK LOANS: 1.1%
		Electronics/Electrical: 0.7%
3,600,000		AP Core Holdings II, LLC High-Yield Term Loan B2, 7.166%, (US0001M + 5.500%), 09/01/2027	3,400,499	0.6
770,000		Banff Merger Sub Inc 2021 USD 2nd Lien Term Loan, 7.166%, (US0001M + 5.500%), 02/27/2026	717,062	0.1
			4,117,561	0.7

		Technology: 0.4%
2,215,971		Ascend Learning LLC TL B 1L, 7.537%, (US0001M + 5.750%), 11/16/2029	2,055,313	0.4

	Total Bank Loans
	(Cost $6,537,082)		6,172,874	1.1

CONVERTIBLE BONDS/NOTES: 0.1%
		Communications: 0.1%
625,000		DISH Network Corp., 3.375%, 08/15/2026	423,750	0.1

	Total Convertible Bonds/Notes
	(Cost $619,800)		423,750	0.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.4%
		Consumer Staples: 0.4%
96,000	(5),(6)	Southeastern Grocers, Inc.	2,112,000	0.4

	Total Common Stock
	(Cost $676,787)		2,112,000	0.4

	Total Long-Term Investments
	(Cost $594,877,842)		505,882,231	94.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 19.9%
		Floating Rate Notes: 6.4%
800,000	(7)	ANZ Bank, 1.660%, 08/18/2022	$799,877	0.1
275,000	(7)	Bank of America N.A., 1.660%, 08/16/2022	274,947	0.0
925,000	(7)	Bank of Montreal, 1.650%, 07/25/2022	924,974	0.2
650,000	(7)	Bank of Nova Scotia, 1.680%, 07/18/2022	650,004	0.1
975,000	(7)	Barclays Bank PLC, 1.690%, 07/22/2022	974,976	0.2
600,000	(7)	Barclays Bank PLC, 1.710%, 08/03/2022	599,985	0.1
950,000	(7)	Bayeriche Landesbank of New York, 1.710%, 07/27/2022	950,005	0.2
900,000	(7)	Collateralized Commercial Paper V Co., LLC, 1.730%, 08/25/2022	899,889	0.1
850,000	(7)	Commonwealth Bank of Australia, 1.690%, 09/01/2022	849,791	0.1
975,000	(7)	Cooperatieve Rabobank U.A./New York, 1.650%, 08/03/2022	974,946	0.2
600,000	(7)	Cooperatieve Rabobank U.A./New York, 1.660%, 08/16/2022	599,924	0.1
975,000	(7)	Credit Agricole, 1.630%, 07/21/2022	974,994	0.2
500,000	(7)	Credit Agricole, 1.650%, 08/04/2022	500,003	0.1
975,000	(7)	Credit Industriel et Commercial, 1.680%, 08/08/2022	974,951	0.2
975,000	(7)	Credit Suisse AG, 1.670%, 07/19/2022	975,041	0.2
900,000	(7)	Mitsubishi UFJ Trust and Banking Corp., 1.670%, 07/22/2022	899,972	0.2
950,000	(7)	Mitsubishi UFJ Trust and Banking Corp., 1.700%, 07/26/2022	949,984	0.2
900,000	(7)	Mizuho Bank Ltd., 1.680%, 07/25/2022	899,987	0.2
975,000	(7)	Mizuho Bank Ltd., 1.690%, 07/28/2022	975,000	0.2
575,000	(7)	Mizuho Bank Ltd., 1.700%, 08/10/2022	574,961	0.1
975,000	(7)	National Australia Bank Ltd., 1.640%, 08/08/2022	974,915	0.2
975,000	(7)	National Australia Bank Ltd., 1.660%, 08/15/2022	974,894	0.2
975,000	(7)	National Bank of Canada, 1.670%, 08/09/2022	974,935	0.2
875,000	(7)	Royal Bank of Canada, 1.660%, 08/16/2022	874,882	0.1
1,000,000	(7)	Royal Bank of Canada, 1.690%, 08/23/2022	999,835	0.2
800,000	(7)	Sheffield Receivables Company LLC, 1.720%, 07/27/2022	800,031	0.1
975,000	(7)	Skandinaviska Enskilda Banken AB, 1.650%, 07/20/2022	974,984	0.2
975,000	(7)	Societe Generale, 1.670%, 08/08/2022	975,099	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
925,000	(7)	Societe Generale, 1.710%, 08/31/2022	$925,086	0.2
875,000	(7)	Starbird Funding Corp., 1.690%, 08/23/2022	874,845	0.1
800,000	(7)	Sumitomo Mitsui Trust Bank Ltd., 1.670%, 07/25/2022	799,989	0.1
975,000	(7)	Sumitomo Mitsui Trust Bank Ltd., 1.670%, 07/28/2022	974,985	0.2
375,000	(7)	Sumitomo Mitsui Trust Bank Ltd., 1.680%, 07/29/2022	375,000	0.1
900,000	(7)	Sumitomo Mitsui Trust Bank Ltd., 1.690%, 08/01/2022	899,994	0.2
950,000	(7)	Sumitomo Mitsui Trust Bank Ltd., 1.690%, 08/04/2022	949,981	0.2
700,000	(7)	Sumitomo Mitsui Trust Bank Ltd., 1.690%, 08/08/2022	699,973	0.1
1,000,000	(7)	Svenska Handelsbanken AB, 1.670%, 07/29/2022	999,968	0.2
950,000	(7)	Toronto-Dominion Bank, 1.650%, 07/25/2022	949,978	0.2
975,000	(7)	Toronto-Dominion Bank, 1.660%, 08/19/2022	974,899	0.2
1,000,000	(7)	Westpac Banking Corp., 1.650%, 08/02/2022	999,952	0.2

	Total Floating Rate Notes
	(Cost $34,198,436)		34,198,436	6.4

		Repurchase Agreements: 8.7%
11,775,429	(7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $11,775,929, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $12,010,938, due 08/01/22-01/20/68)	11,775,429	2.2
6,223,160	(7)	Citadel Securities LLC, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $6,223,424, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $6,347,945, due 07/21/22-05/15/52)	6,223,160	1.2
1,228,822	(7)	HSBC Securities USA, Repurchase Agreement dated 06/30/22, 1.48%, due 07/01/22 (Repurchase Amount $1,228,872, collateralized by various U.S. Government Securities, 0.000%-6.500%, Market Value plus accrued interest $1,253,398, due 11/15/23-08/15/51)	1,228,822	0.2
3,384,765	(7)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $3,384,904, collateralized by various U.S. Government Securities, 0.000%-3.250%, Market Value plus accrued interest $3,452,460, due 12/29/22-06/30/27)	3,384,765	0.6
4,033,165	(7)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $4,033,341, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $4,114,010, due 08/01/22-02/20/72)	4,033,165	0.8
20,109,412	(7)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $20,110,266, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $20,511,600, due 08/16/22-05/20/52)	20,109,412	3.7

	Total Repurchase Agreements
	(Cost $46,754,753)		46,754,753	8.7

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.8%
1,453,000	(7),(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	$1,453,000	0.3
1,713,000	(7),(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.380%	1,713,000	0.3
22,792,000	(7),(8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	22,792,000	4.2
	Total Mutual Funds
	(Cost $25,958,000)		25,958,000	4.8

	Total Short-Term Investments
	(Cost $106,911,189)		106,911,189	19.9

	Total Investments in Securities (Cost $701,789,031)		$612,793,420	113.9
	Liabilities in Excess of Other Assets		(74,931,038)	(13.9)
	Net Assets		$537,862,382	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(4)	Variable rate security. Rate shown is the rate in effect as of June 30, 2022.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Non-income producing security.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of June 30, 2022.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$–	$–	$2,112,000	$2,112,000
Total Common Stock	–	–	2,112,000	2,112,000
Corporate Bonds/Notes	–	497,173,607	–	497,173,607
Convertible Bonds/Notes	–	423,750	–	423,750
Bank Loans	–	6,172,874	–	6,172,874
Short-Term Investments	25,958,000	80,953,189	–	106,911,189
Total Investments, at fair value	$25,958,000	$584,723,420	$2,112,000	$612,793,420

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2022 (Unaudited) (Continued)

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $703,026,675.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,135,504
Gross Unrealized Depreciation	(92,368,759)
Net Unrealized Depreciation	$(90,233,255)